Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Jun. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

NOTE 20. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is selected quarterly financial data for fiscal years 2013 and 2012.

(in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal Year 2013
Revenue	$837	$909	$901	$903
Gross Margin	436	471	476	467
Selling, General and Administrative Expenses	244	249	244	243
Income from Continuing Operations[1]	87	108	84	110
Loss from Discontinued Operations, Net of Tax	(3)	—	—	(1)
Net Income[1]	84	108	84	109

Per Share Amounts:[2]
Basic Earnings (Loss) per Common Share:
Continuing Operations	$0.39	$0.49	$0.38	$0.50
Discontinued Operations	$(0.01)	$—	$—	$(0.01)
Basic Earnings per Common Share	$0.38	$0.49	$0.38	$0.50

Diluted Earnings (Loss) per Common Share:
Continuing Operations	$0.39	$0.48	$0.37	$0.49
Discontinued Operations	$(0.01)	$—	$—	$(0.01)
Diluted Earnings per Common Share	$0.37	$0.48	$0.37	$0.49

Weighted-Average Number of Common Shares Outstanding:
Basic	221.9	222.6	222.5	217.8
Diluted	224.4	224.9	225.6	221.2

[1]

Financial results for the third quarter include a $41 million charge to establish a reserve in connection with the agreement in principle to resolve the previously disclosed government investigations related to prior sales and marketing practices for our ChloraPrep skin preparation product and relationships with healthcare professionals. The agreement in principle remains subject to several conditions, and the amount and timing of the payment are subject to the final terms of the settlement agreement.

[2]

Basic and diluted earnings per share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share. Additionally, the sum of the per share components within the quarters may not equal the per share amounts presented.

(in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal Year 2012
Revenue	$828	$890	$919	$961
Gross Margin	423	447	459	475
Selling, General and Administrative Expenses	264	261	241	267
Income from Continuing Operations	72	94	104	91
Income (Loss) from Discontinued Operations, Net of Tax[1]	(2)	1	(72)	5
Net Income	70	95	32	96

Per Share Amounts:[2]
Basic Earnings (Loss) per Common Share:
Continuing Operations	$0.32	$0.42	$0.46	$0.41
Discontinued Operations	$(0.01)	$—	$(0.32)	$0.02
Basic Earnings per Common Share	$0.31	$0.42	$0.14	$0.43

Diluted Earnings (Loss) per Common Share:
Continuing Operations	$0.32	$0.41	$0.46	$0.41
Discontinued Operations	$(0.01)	$—	$(0.32)	$0.02
Diluted Earnings per Common Share	$0.31	$0.42	$0.14	$0.43

Weighted-Average Number of Common Shares Outstanding:
Basic	223.8	224.7	224.6	221.7
Diluted	226.3	226.6	226.8	224.2

[1]	Reflects the impact of businesses reclassified to discontinued operations. See note 2.
[2]

Basic and diluted earnings per share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share. Additionally, the sum of the per share components within the quarters may not equal the per share amounts presented.